STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Total	Limited Partners [Member]	General Partner [Member]	Series Twenty [Member]	Series Twenty [Member] Limited Partners [Member]	Series Twenty [Member] General Partner [Member]	Series Twenty One [Member]	Series Twenty One [Member] Limited Partners [Member]	Series Twenty One [Member] General Partner [Member]	Series Twenty Two [Member]	Series Twenty Two [Member] Limited Partners [Member]	Series Twenty Two [Member] General Partner [Member]	Series Twenty Three [Member]	Series Twenty Three [Member] Limited Partners [Member]	Series Twenty Three [Member] General Partner [Member]	Series Twenty Four [Member]	Series Twenty Four [Member] Limited Partners [Member]	Series Twenty Four [Member] General Partner [Member]	Series Twenty Five [Member]	Series Twenty Five [Member] Limited Partners [Member]	Series Twenty Five [Member] General Partner [Member]	Series Twenty Six [Member]	Series Twenty Six [Member] Limited Partners [Member]	Series Twenty Six [Member] General Partner [Member]	Series Twenty Seven [Member]	Series Twenty Seven [Member] Limited Partners [Member]	Series Twenty Seven [Member] General Partner [Member]	Series Twenty Eight [Member]	Series Twenty Eight [Member] Limited Partners [Member]	Series Twenty Eight [Member] General Partner [Member]	Series Twenty Nine [Member]	Series Twenty Nine [Member] Limited Partners [Member]	Series Twenty Nine [Member] General Partner [Member]	Series Thirty [Member]	Series Thirty [Member] Limited Partners [Member]	Series Thirty [Member] General Partner [Member]	Series Thirty One [Member]	Series Thirty One [Member] Limited Partners [Member]	Series Thirty One [Member] General Partner [Member]	Series Thirty Two [Member]	Series Thirty Two [Member] Limited Partners [Member]	Series Thirty Two [Member] General Partner [Member]	Series Thirty Three [Member]	Series Thirty Three [Member] Limited Partners [Member]	Series Thirty Three [Member] General Partner [Member]	Series Thirty Four [Member]	Series Thirty Four [Member] Limited Partners [Member]	Series Thirty Four [Member] General Partner [Member]	Series Thirty Five [Member]	Series Thirty Five [Member] Limited Partners [Member]	Series Thirty Five [Member] General Partner [Member]	Series Thirty Six [Member]	Series Thirty Six [Member] Limited Partners [Member]	Series Thirty Six [Member] General Partner [Member]	Series Thirty Seven [Member]	Series Thirty Seven [Member] Limited Partners [Member]	Series Thirty Seven [Member] General Partner [Member]	Series Thirty Eight [Member]	Series Thirty Eight [Member] Limited Partners [Member]	Series Thirty Eight [Member] General Partner [Member]	Series Thirty Nine [Member]	Series Thirty Nine [Member] Limited Partners [Member]	Series Thirty Nine [Member] General Partner [Member]	Series Forty [Member]	Series Forty [Member] Limited Partners [Member]	Series Forty [Member] General Partner [Member]	Series Forty One [Member]	Series Forty One [Member] Limited Partners [Member]	Series Forty One [Member] General Partner [Member]	Series Forty Two [Member]	Series Forty Two [Member] Limited Partners [Member]	Series Forty Two [Member] General Partner [Member]	Series Forty Three [Member]	Series Forty Three [Member] Limited Partners [Member]	Series Forty Three [Member] General Partner [Member]	Series Forty Four [Member]	Series Forty Four [Member] Limited Partners [Member]	Series Forty Four [Member] General Partner [Member]	Series Forty Five [Member]	Series Forty Five [Member] Limited Partners [Member]	Series Forty Five [Member] General Partner [Member]	Series Forty Six [Member]	Series Forty Six [Member] Limited Partners [Member]	Series Forty Six [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2014	$ (32,337,277)	$ (24,847,683)	$ (7,489,594)	$ (1,283,326)	$ (962,241)	$ (321,085)	$ (1,268,340)	$ (1,093,706)	$ (174,634)	$ (2,802,821)	$ (2,555,709)	$ (247,112)	$ (2,431,408)	$ (2,122,247)	$ (309,161)	$ 887,715	$ 1,064,135	$ (176,420)	$ 2,551,311	$ 2,783,242	$ (231,931)	$ 2,504,077	$ 2,819,289	$ (315,212)	$ 1,001,929	$ 1,198,357	$ (196,428)	$ (235,971)	$ 110,137	$ (346,108)	$ (3,367,939)	$ (2,995,613)	$ (372,326)	$ (1,563,761)	$ (1,321,067)	$ (242,694)	$ (2,403,752)	$ (2,000,456)	$ (403,296)	$ (2,778,502)	$ (2,344,354)	$ (434,148)	$ (1,819,023)	$ (1,575,053)	$ (243,970)	$ (3,604,793)	$ (3,268,355)	$ (336,438)	$ (1,978,984)	$ (1,677,169)	$ (301,815)	$ (791,172)	$ (604,597)	$ (186,575)	$ (1,980,418)	$ (1,745,050)	$ (235,368)	$ (1,479,945)	$ (1,246,861)	$ (233,084)	$ (1,403,805)	$ (1,193,325)	$ (210,480)	$ (2,731,739)	$ (2,479,478)	$ (252,261)	$ (2,886,394)	$ (2,608,361)	$ (278,033)	$ (1,804,351)	$ (1,545,369)	$ (258,982)	$ (1,880,062)	$ (1,539,740)	$ (340,322)	$ (1,604,389)	$ (1,350,897)	$ (253,492)	$ 650,896	$ 998,049	$ (347,153)	$ 2,167,690	$ 2,408,756	$ (241,066)
Net income (loss)	5,420,641	5,366,433	54,208	88,834	87,946	888	(46,655)	(46,188)	(467)	100,765	99,757	1,008	430,054	425,753	4,301	191,861	189,942	1,919	1,261,858	1,249,239	12,619	557,776	552,198	5,578	49,734	49,237	497	6,008,855	5,948,766	60,089	44,840	44,392	448	(935)	(926)	(9)	2,566,425	2,540,761	25,664	(149,466)	(147,971)	(1,495)	(32,528)	(32,203)	(325)	359,261	355,668	3,593	(196,280)	(194,317)	(1,963)	(100,022)	(99,022)	(1,000)	(157,664)	(156,087)	(1,577)	(120,423)	(119,219)	(1,204)	(112,061)	(110,940)	(1,121)	(209,771)	(207,673)	(2,098)	(246,035)	(243,575)	(2,460)	(56,734)	(56,167)	(567)	(634,723)	(628,376)	(6,347)	(359,371)	(355,777)	(3,594)	(1,442,530)	(1,428,105)	(14,425)	(2,374,424)	(2,350,680)	(23,744)
Partners' capital (deficit) at Mar. 31, 2015	(26,916,636)	(19,481,250)	(7,435,386)	(1,194,492)	(874,295)	(320,197)	(1,314,995)	(1,139,894)	(175,101)	(2,702,056)	(2,455,952)	(246,104)	(2,001,354)	(1,696,494)	(304,860)	1,079,576	1,254,077	(174,501)	3,813,169	4,032,481	(219,312)	3,061,853	3,371,487	(309,634)	1,051,663	1,247,594	(195,931)	5,772,884	6,058,903	(286,019)	(3,323,099)	(2,951,221)	(371,878)	(1,564,696)	(1,321,993)	(242,703)	162,673	540,305	(377,632)	(2,927,968)	(2,492,325)	(435,643)	(1,851,551)	(1,607,256)	(244,295)	(3,245,532)	(2,912,687)	(332,845)	(2,175,264)	(1,871,486)	(303,778)	(891,194)	(703,619)	(187,575)	(2,138,082)	(1,901,137)	(236,945)	(1,600,368)	(1,366,080)	(234,288)	(1,515,866)	(1,304,265)	(211,601)	(2,941,510)	(2,687,151)	(254,359)	(3,132,429)	(2,851,936)	(280,493)	(1,861,085)	(1,601,536)	(259,549)	(2,514,785)	(2,168,116)	(346,669)	(1,963,760)	(1,706,674)	(257,086)	(791,634)	(430,056)	(361,578)	(206,734)	58,076	(264,810)
Distributions	(12,369,281)	(12,369,281)	0	0	0	0	0	0	0	0	0	0	0	0	0	(604,486)	(604,486)	0	(3,382,746)	(3,382,746)	0	(2,190,980)	(2,190,980)	0	0	0	0	(6,191,069)	(6,191,069)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Net income (loss)	10,666,816	10,560,148	106,668	(66,671)	(66,004)	(667)	279,798	277,000	2,798	178,017	176,237	1,780	168,719	167,032	1,687	27,462	27,187	275	(33,376)	(33,042)	(334)	(66,471)	(65,806)	(665)	(152,027)	(150,507)	(1,520)	1,295,112	1,282,161	12,951	355,117	351,566	3,551	191,558	189,642	1,916	1,144,794	1,133,346	11,448	615,369	609,215	6,154	1,023,616	1,013,380	10,236	316,271	313,108	3,163	1,374,252	1,360,509	13,743	444,498	440,053	4,445	(161,074)	(159,463)	(1,611)	(91,569)	(90,653)	(916)	49,450	48,956	494	584,797	578,949	5,848	302,913	299,884	3,029	3,133,162	3,101,830	31,332	2,323,909	2,300,670	23,239	(323,040)	(319,810)	(3,230)	(1,050,682)	(1,040,175)	(10,507)	(1,197,088)	(1,185,117)	(11,971)
Partners' capital (deficit) at Mar. 31, 2016	$ (28,619,101)	$ (21,290,383)	$ (7,328,718)	$ (1,261,163)	$ (940,299)	$ (320,864)	$ (1,035,197)	$ (862,894)	$ (172,303)	$ (2,524,039)	$ (2,279,715)	$ (244,324)	$ (1,832,635)	$ (1,529,462)	$ (303,173)	$ 502,552	$ 676,778	$ (174,226)	$ 397,047	$ 616,693	$ (219,646)	$ 804,402	$ 1,114,701	$ (310,299)	$ 899,636	$ 1,097,087	$ (197,451)	$ 876,927	$ 1,149,995	$ (273,068)	$ (2,967,982)	$ (2,599,655)	$ (368,327)	$ (1,373,138)	$ (1,132,351)	$ (240,787)	$ 1,307,467	$ 1,673,651	$ (366,184)	$ (2,312,599)	$ (1,883,110)	$ (429,489)	$ (827,935)	$ (593,876)	$ (234,059)	$ (2,929,261)	$ (2,599,579)	$ (329,682)	$ (801,012)	$ (510,977)	$ (290,035)	$ (446,696)	$ (263,566)	$ (183,130)	$ (2,299,156)	$ (2,060,600)	$ (238,556)	$ (1,691,937)	$ (1,456,733)	$ (235,204)	$ (1,466,416)	$ (1,255,309)	$ (211,107)	$ (2,356,713)	$ (2,108,202)	$ (248,511)	$ (2,829,516)	$ (2,552,052)	$ (277,464)	$ 1,272,077	$ 1,500,294	$ (228,217)	$ (190,876)	$ 132,554	$ (323,430)	$ (2,286,800)	$ (2,026,484)	$ (260,316)	$ (1,842,316)	$ (1,470,231)	$ (372,085)	$ (1,403,822)	$ (1,127,041)	$ (276,781)